Shareholders' Equity	12 Months Ended
May. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity
SHAREHOLDERS’ EQUITY

During fiscal 2015, our Board of Directors authorized the additional repurchase of up to $302.3 million of our common stock. As of May 31, 2015, we had $102.9 million of remaining authorization to repurchase our common stock.

On April 10, 2015, pursuant to the authorization described above, we entered into an Accelerated Share Repurchase program (''ASR'') with a financial institution to repurchase an aggregate of $100 million of our common stock. In exchange for an up-front payment of $100 million, the financial institution committed to deliver a number of shares during the ASR's purchase period, which ended on June 16, 2015. On April 14, 2015, 1,630,988 shares were initially delivered to us. At May 31, 2015, we accounted for the variable component of remaining shares to be delivered under the ASR as a forward contract indexed to our common stock which met all of the applicable criteria for equity classification. At maturity, an additional 324,742 shares was delivered to us. The total number of shares delivered under this ASR was 1,955,730 shares at an average price of $51.13 per share.

During fiscal 2015, in addition to shares repurchased under the ASR, we repurchased and retired 7.0 million shares of our common stock at a cost of $269.0 million, or an average of $38.19 per share, including commissions.

On October 7, 2013, we entered into an ASR with a financial institution to repurchase an aggregate of $100 million of our common stock. In exchange for an upfront payment of $100 million, the financial institution committed to deliver a number of shares during the ASR's purchase period, which ended on January 9, 2014. The total number of shares delivered under this ASR was 3.2 million shares at an average price of $30.48 per share.

During fiscal 2014, in addition to shares repurchased under the ASR, we repurchased and retired 12.4 million shares of our common stock at a cost of $355.0 million, or an average of $28.65 per share, including commissions.

During fiscal 2013, we entered into an ASR with a financial institution to repurchase an aggregate of $125 million of our common stock. In exchange for an up-front payment of $125 million, the financial institution committed to deliver a number of shares during the ASR's purchase period, which ended on March 30, 2013. The total number of shares delivered under this ASR was 5.0 million at an average price of $24.57 per share.

During fiscal 2013, in addition to shares repurchased under the ASR, we repurchased and retired 2.2 million shares of our common stock at a cost of $50.3 million, or an average of $22.28 per share, including commissions.